SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition) (Narrative) (Details) (Maximum [Member])	12 Months Ended
Dec. 31, 2014
Maximum [Member]
Revenue recognition [Line Items]
Playing period	12 months